Description of Business, Organization, and Basis of Presentation (Details) - CNY (¥)	1 Months Ended
	Mar. 27, 2018	Dec. 31, 2020	Dec. 31, 2019
Description of Business, Organization, and Basis of Presentation (Details) [Line Items]
Cash and cash equivalents of structured funds (in Yuan Renminbi)		¥ 1,034,933,331	¥ 1,073,209,525
Ordinary share [Member]
Description of Business, Organization, and Basis of Presentation (Details) [Line Items]
Total issued and outstanding shares		1,230,434,041
Sincere Fame International Limited [Member]
Description of Business, Organization, and Basis of Presentation (Details) [Line Items]
Ordinary shares exchanged for ordinary shares of parent company	1,230,434,040
CNFinance [Member]
Description of Business, Organization, and Basis of Presentation (Details) [Line Items]
Ordinary shares exchanged for ordinary shares of parent company	1,230,434,040